Related-party transactions - Financing Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2017	Oct. 06, 2015	Jun. 27, 2013
Related Party Transaction [Line Items]
Deposits	$ 9,536,458,000	$ 10,033,649,000
Non-interest expense	300,336,000	285,899,000	$ 285,245,000
Interest and fees on loans	187,020,000	188,000,000	186,486,000
Directors and Executives
Related Party Transaction [Line Items]
Loans outstanding	30,600,000	12,100,000
Proceeds from loans receivable	31,700,000	27,600,000	17,500,000
Payments for loans receivable	8,900,000	25,100,000	17,400,000
Deposits	23,500,000	20,800,000
Director
Related Party Transaction [Line Items]
Loans reclassified out of related party loans	4,300,000	54,300,000
Related Party Of An Executive | Loan Agreement
Related Party Transaction [Line Items]
Loans outstanding	0	2,300,000
Loan agreement, maximum lending capacity				$ 6,000,000	$ 6,000,000
Interest income	100,000	100,000	0
Significant Shareholder | Loan Agreement
Related Party Transaction [Line Items]
Loans outstanding	0	0
Loan agreement, maximum lending capacity						$ 95,000,000
Interest income	0	0	1,000,000
Affiliates
Related Party Transaction [Line Items]
Loans outstanding	10,500,000	10,400,000
Deposits	600,000	300,000
Non-interest expense	1,900,000	2,200,000	2,200,000
Interest and fees on loans	$ 600,000	$ 600,000	$ 600,000